Balance Sheets (Parentheticals)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SFr / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 SFr / shares
Statement of Financial Position [Abstract]
Accounts payable, including related party | $	$ 53,365		$ 62,231
Other accrued liabilities, including related party | $	$ 4,107		$ 6,877
Common shares, par value | SFr / shares		SFr 0.02		SFr 0.02
Common shares, issued | shares	32,428,893		16,223,389
Common shares, outstanding | shares	32,428,893		16,223,389